BIOLOGICAL ASSETS (Tables)	2 Months Ended	9 Months Ended
	Dec. 31, 2023	Sep. 30, 2024
Schedule of Fair value of biological assets

	December 31, 2023	October 31, 2023	October 31, 2022
	$	$	$
Beginning balance	1,566,822	1,199,519	1,188,552
Increase in biological assets due to capitalized costs	1,057,764	6,792,298	5,630,863
Change in FVLCTS due to biological transformation	686,867	3,355,797	3,278,572
Transferred to inventory upon harvest	(1,588,111)	(9,780,792)	(8,898,468)
Ending balance	1,723,342	1,566,822	1,199,519

	Nine months ended	Two months ended
	September 30, 2024	December 31, 2023
	$	$
Beginning balance	1,723,342	1,566,822
Increase in biological assets due to capitalized costs	5,360,242	1,057,764
Change in FVLCTS due to biological transformation	2,065,695	686,867
Transferred to inventory upon harvest	(6,221,701)	(1,588,111)
Ending balance	2,927,578	1,723,342

Schedule of Fair value of biological assets

			Impact of 20% change
	December 31, 2023	October 31, 2023	December 31, 2023	October 31, 2023
Estimated selling price per pound ($/pound)	$938	$945	$335,193	$340,390
Estimated stage of growth (%)	55%	51%	$285,243	$280,663
Estimated flower yield per harvest (pound)	2,972	3,283	$285,243	$280,663

			Impact of 20% change
	September 30, 2024	December 31, 2023	September 30, 2024	December 31, 2023
Estimated selling price per (pound)	$459	$938	$764,431	$335,193
Estimated stage of growth	72%	55%	$541,596	$285,243
Estimated flower yield per harvest (pound)	3,858	2,972	$541,596	$285,243